Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Intangible assets as of December 31, 2012 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents (1)	$13,730	$4,755	$8,975
Trademarks and trade names (2)	5,401	37	5,364
Purchased customer relationships (3)	9,507	3,811	5,696
Non-compete agreements (4)	220	65	155
	$28,858	$8,668	$20,190

(1)	Includes a patent obtained in the acquisition of CSP (see Note 3) with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS (see Note 3) with an initial cost of $410,000 that is expected to be fully amortized in December 2021.
(2)	Includes a trade name obtained in the acquisition of CTS (see Note 3) with an initial cost of $90,000 that is expected to be fully amortized in December 2013.
(3)	Includes customer relationships obtained in the acquisition of CSP (see Note 3) with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS (see Note 3) with a cost of $840,000 that is expected to be fully amortized in December 2021.
(4)	Includes non-compete agreement obtained in the acquisition of CSP (see Note 3) with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS (see Note 3) with an initial cost of $140,000 that is expected to be fully amortized in December 2016.

Intangible assets as of December 31, 2011 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents	$13,608	$3,640	$9,968
Trademarks and trade names	5,428	1	5,427
Purchased customer relationships	9,465	3,142	6,323
Customer backlog (1)	140	140	0
Non-compete agreements	300	11	289
	$28,941	$6,934	$22,007

(1)	Represents customer backlog obtained in the acquisition of CSP (see Note 3) with a cost of $140,000 that was fully amortized in December 2011.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The future amortization expense relating to finite-lived intangible assets for the next five years and beyond is estimated at December 31, 2012 to be (all amounts in thousands):

Year Ending December 31,
2013	$1,747
2014	1,776
2015	1,776
2016	1,764
2017	1,721
Thereafter	6,066
$14,850